Goodwill and Intangible Assets, net - Schedule of Intangible Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Increase(Decrease) in intangible assets due to foreign currency translation	$ 0.9